Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing operations
Sales	£ 4,129	£ 4,513	£ 4,552
Cost of goods sold	(1,943)	(2,066)	(2,093)
Gross profit	2,186	2,447	2,459
Operating expenses	(1,907)	(2,202)	(2,480)
Other net gains and losses	230	128	(25)
Impairment of intangible assets			(2,548)
Share of results of joint ventures and associates	44	78	97
Operating (loss)/profit	553	451	(2,497)
Finance costs	(91)	(110)	(97)
Finance income	36	80	37
Profit before tax	498	421	(2,557)
Income tax	92	(13)	222
Profit/(loss) for the year	590	408	(2,335)
Attributable to:
Equity holders of the company	588	406	(2,337)
Non-controlling interest	£ 2	£ 2	£ 2
Earnings per share attributable to equity holders of the company during the year (expressed in pence per share)
- basic	£ 0.756	£ 0.499	£ (2.688)
- diluted	£ 0.755	£ 0.499	£ (2.688)